Nature Of Operations And Summary Of Significant Accounting Policies (Schedule Of Accounts Receivable) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Balance, beginning of year	$ 13	$ 27
Net charges to bad debt expense	1	54
Write-offs	(7)	(68)
Balance, end of year	$ 7	$ 13